Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Capital [member]	Treasury shares [member]	Share-based remuneration [member]	Government grants [member]	Legal Reserve [member]	Additional proposed dividends [member]	For investment and working capital [member]	Retained earnings [member]	Result in transaction with non-controlling interest [member]	Actuarial gain (loss) on post employment benefit obligation [member]	Cumulative translation adjustments [member]	Accumulated Other Comprehensive Loss Financial Instruments [member]	Total shareholders equity [member]	Non-controlling interest [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2015	$ 3,843.7	$ 1,438.0	$ (38.4)	$ 35.4	$ 41.6	$ 183.4	$ 6.6	$ 2,224.7		$ (4.2)	$ (41.9)	$ (102.8)	$ (0.6)	$ 3,741.8	$ 101.9
Beginning balance (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2015	(24.6)								$ (24.6)					(24.6)
Beginning balance at Dec. 31, 2015	3,819.1	1,438.0	(38.4)	35.4	41.6	183.4	6.6	2,224.7	(24.6)	(4.2)	(41.9)	(102.8)	(0.6)	3,717.2	101.9
Statement [LineItems]
Net income for the year | Previously stated [member]	167.7
Net income for the year	180.3								178.6					178.6	1.7
Actuarial loss on post employment benefit obligation	(7.6)										(7.6)			(7.6)
Translation adjustments	(0.8)											10.4		10.4	(11.2)
Financial instruments	11.0												11.0	11.0
Total comprehensive income	182.9								178.6		(7.6)	10.4	11.0	192.4	(9.5)
Share-based remuneration	1.4			1.4										1.4
Stock options grants exercised	1.7		6.4						(4.7)					1.7
Acquisition of own shares	(17.1)		(17.1)											(17.1)
Allocation of profits:
Dividends from 2015 approved in 2016	(6.6)						$ (6.6)							(6.6)
Investment in subsidy					1.0				(1.0)
Legal reserve						9.0			(9.0)
Interest on own capital	(22.0)								(22.0)					(22.0)
Dividends	(23.0)								(23.0)					(23.0)
Reserve for investments and working capital								106.4	(106.4)
Ending balance (Previously stated [member]) at Dec. 31, 2016	3,941.2
Ending balance at Dec. 31, 2016	3,936.4	1,438.0	(49.1)	36.8	42.6	192.4		2,331.1	(12.1)	(4.2)	(49.5)	(92.4)	10.4	3,844.0	92.4
Statement [LineItems]
Net income for the year | Previously stated [member]	262.8
Net income for the year	280.0								264.0					264.0	16.0
Actuarial loss on post employment benefit obligation	9.2										9.2			9.2
Translation adjustments	34.1											29.1		29.1	5.0
Financial instruments	(10.3)												(10.3)	(10.3)
Total comprehensive income	313.0								264.0		9.2	29.1	(10.3)	292.0	21.0
Share-based remuneration	0.5			0.5										0.5
Stock options grants exercised	5.9		12.3						(6.4)					5.9
Acquisition of own shares	(15.0)		(15.0)											(15.0)
Allocation of profits:
Government grants					4.3				(4.3)
Legal reserve						12.0			(12.0)
Interest on own capital	(47.3)								(47.3)					(47.3)
Dividends	(16.0)								(16.0)					(16.0)
Reserve for investments and working capital								160.8	(160.8)
Ending balance (Previously stated [member]) at Dec. 31, 2017	4,182.0
Ending balance at Dec. 31, 2017	4,177.5	1,438.0	(51.8)	37.3	46.9	204.4		2,491.9	5.1	(4.2)	(40.3)	(63.3)	0.1	4,064.1	113.4
Statement [LineItems]
Net income for the year	(171.2)								(178.2)					(178.2)	7.0
Actuarial loss on post employment benefit obligation	1.1										1.1			1.1
Translation adjustments	(65.4)											(39.4)		(39.4)	(26.0)
Financial instruments	0.4												0.4	0.4
Total comprehensive income	(235.1)								(178.2)		1.1	(39.4)	0.4	(216.1)	(19.0)
Share-based remuneration	0.1			0.1										0.1
Stock options grants exercised	9.5		20.4						(10.9)					9.5
Allocation of profits:
Government grants					0.1				(0.1)
Interest on own capital	(8.2)							(8.2)						(8.2)
Dividends	(3.7)							(3.7)						(3.7)
Increase in share capital		113.6						(113.6)
Reserve for investments and working capital								(184.1)	184.1
Ending balance at Dec. 31, 2018	$ 3,940.1	$ 1,551.6	$ (31.4)	$ 37.4	$ 47.0	$ 204.4		$ 2,182.3	$ 0.0	$ (4.2)	$ (39.2)	$ (102.7)	$ 0.5	$ 3,845.7	$ 94.4